RENAISSANCE INTERNATIONAL IPO ETF

A SERIES OF RENAISSANCE CAPITAL GREENWICH FUNDS

Symbol: IPOS

Summary Prospectus

October 1, 2014

Before you invest in the Renaissance International IPO ETF (the “Fund”), you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. The Fund’s prospectus and Statement of Additional Information, both dated October 1, 2014, are incorporated by reference into this Summary Prospectus. You can obtain these documents and other information about the Fund online at www.renaissancecapital.com/ipoinvesting/iposetf/doccenter.aspx. You can also get this information at no cost by calling 1-866-486-6645 or by sending an email request to renaissance@renaissancecapital.com

INVESTMENT OBJECTIVE

The Fund, a series of Renaissance Capital Greenwich Funds (the “Trust”), seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Renaissance International IPO Index (the “Index”).

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.80%
Distribution and Service (12b-1) Fees[1]	None
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.80%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods.  The example also assumes that your investment has a 5%

____________________

1 The Board has adopted a 12b-1 Plan but no 12b-1 fees are currently being charged.

annual return and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

YEAR	EXPENSES
1	$82
3	$255

PORTFOLIO TURNOVER

The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio).  A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance.  Because the Fund is newly organized, no portfolio turnover figures are available.

PRINCIPAL INVESTMENT STRATEGIES

The Renaissance International IPO ETF (the “Fund”), a series of Renaissance Capital Greenwich Funds (the “Trust”), seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Renaissance International IPO Index (the “Index”).  The Index, designed by IPO research firm Renaissance Capital International, LLC (the “Index Provider”), is a portfolio of companies that have recently completed an initial public offering (“IPOs”) that is listed on a non-U.S. exchange.  IPOs are an unseasoned category of equities under-represented in core equity indices.  IPOs that meet liquidity and operational screens are included in the Index at the end of the fifth day of trading, or upon quarterly reviews, weighted by tradable float, capped at 10% and removed after two years.  The Index has been constructed using a transparent and rules-based methodology.

The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index, the Renaissance International IPO Index.  Convertible securities and depositary receipts not included in the Index may be used by the Fund in seeking performance that corresponds to its Index and in managing cash flows, and may count towards compliance with the Fund’s 80% policy. The Fund may also invest up to 20% of its assets in certain futures, options, and swap contracts, cash and cash equivalents, as well as in common stocks not included in the benchmark index but which will help the Fund track the Index.

The Index is comprised of common stocks, depositary receipts, real estate investment trusts (“REITS”) and partnership units.  These securities may include IPOs of U.S. companies that are listed on an international exchange, as well as IPOs of companies which are located in countries categorized as emerging markets.  As of September 30, 2014, the Index included 120 securities with total market capitalization of $440 billion.

The Index Provider’s IPO research shows that shares of IPOs within two years of their offering are an inefficient category of equities that are not well known in public trading markets and are under-represented in core equity indices. The Index seeks to capture the unique returns from these unseasoned equities by including IPOs in the Index at the end of their fifth day of trading, or upon quarterly reviews, and removing them after 500 trading days.

The Fund’s 80% investment policy is non-fundamental and requires 60 days’ prior written notice to shareholders before it can be changed.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Index by investing in a portfolio of securities that generally replicates the Index.  Renaissance Capital LLC (the “Adviser”) expects that, over time, the correlation between the Fund’s performance before fees and expenses and that of the Index will be 95% or better.  A figure of 100% would indicate perfect correlation.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries. Historically, financial companies have represented a major industry group in the Index.  A portion of the Fund’s investments may be in companies located in countries categorized as emerging markets.  The Fund will not invest in an IPO during its initial days of trading.

The Fund may lend securities to broker-dealers, banks and other institutions.  When the Fund loans its portfolio securities, it will receive, at the inception of each loan, liquid collateral equal to at least 102% (for U.S.-listed securities) or 105% (for non-U.S.-listed securities) of the value of the portfolio securities being loaned.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses.  An investment in the Fund involves a substantial degree of risk.  Therefore, you should consider carefully the following risks before investing in the Fund.

Risk of Investing in IPOs.  The Fund invests in companies that have recently completed an initial public offering.  The stocks of such companies are unseasoned equities lacking a trading history, a track record of reporting to investors and widely available research coverage.  IPOs are thus often subject to extreme price volatility and speculative trading.  These stocks may have above-average price appreciation in connection with the initial public offering prior to inclusion in the Index.  The price of stocks included in the Index may not continue to appreciate and the performance of these stocks may not replicate the performance exhibited in the past.  In addition, IPOs share similar illiquidity risks of private equity and venture capital.  The free float shares held by the public in an IPO are typically a small percentage of the market capitalization.  The ownership of many IPOs often include large holdings by venture capital and private equity investors who seek to sell their shares in the public market in the months following an IPO when shares restricted by lock-up are released, causing greater volatility and possible downward pressure during the time that locked-up shares are released.

Financial Sector Risk.  Financial companies frequently represent the largest sector in the Index.  Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

Small and Mid-Capitalization Company Risk.  The Fund invests in small and mid-capitalization companies.  Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information.  Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

Depositary Receipt Risk.  The Fund may hold the securities of companies in the form of depository receipts including global depository receipts (“GDRs”).  Depositary receipts may be less liquid than the underlying shares in their primary trading market.  Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary.  Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert shares into depositary receipts and vice versa.  Such restrictions may cause shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipt.

REIT Risk.  Investments in securities of real estate companies involve risks.  These risks include, among others, adverse changes in national, state or local real estate conditions; obsolescence of properties; changes in the availability, cost and terms of mortgage funds; and the impact of changes in environmental laws.  In addition, a REIT that fails to comply with federal tax requirements affecting REITs may be subject to federal income taxation, or the federal tax requirement that a REIT distribute substantially all of its net income to its shareholders may result in a REIT having insufficient capital for future expenditures.  The value of a REIT can depend on the structure of and cash flow generated by the REIT.  In addition, like mutual funds, REITs have expenses, including advisory and administration fees that are paid by their shareholders.  As a result, you will absorb duplicate levels of fees when the Fund invests in REITs.  In addition, REITs are subject to certain provisions under federal tax law.  The failure of a company to qualify as a REIT could have adverse consequences for the Fund, including significantly reducing return to the Fund on its investment in such company.

Partnership Unit Risk.  Investments in partnership units, such as master limited partnerships and trusts,   involve risks that differ from an investment in common stock.  Holders of partnership units have more limited control and limited rights to vote on matters affecting the partnership.  There are also certain tax risks associated with an investment in partnership units.  In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a partnership, including a conflict arising as a result of incentive distribution payments.

Non-U.S. Issuer Risk.  The Fund invests in non-U.S. issuers. These securities involve risks beyond those associated with investments in U.S. securities, including greater market volatility, higher transactional costs, the possibility that the liquidity of such securities could be impaired because of future political and/or economic developments, taxation by foreign governments, political instability, the possibility that foreign governmental restrictions may be adopted which might adversely affect such securities and that the selection of such securities may be more difficult because there may be less publicly available information concerning such non-U.S. issuers or the accounting, auditing and financial reporting standards, practices and requirements applicable to non-U.S. issuers may differ from those applicable to U.S. issuers.

Emerging Markets Risk.  The Fund invests a portion of its portfolio in securities of issuers located in emerging markets.  Emerging market companies involve certain risks not associated with investing in developed market countries because emerging market countries are often in the initial stages of their industrialization cycles and have low per capita income.  These increased risks include the possibility of investment and trading limitations, greater liquidity concerns, higher price volatility, greater delays and possibility of disruptions in settlement transactions, greater political uncertainties and greater dependence on international trade or development assistance.  In addition, emerging market countries may be subject to overburdened infrastructures and environmental problems.

Custody Risk.  Custody risk refers to risks in the process of clearing and settling trades and to the holding of securities by local banks, agents and depositories.  Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle.  Local agents are held only to the standard of care of the local markets.  Governments or trade groups may compel local agents to hold securities in designated depositories that are subject to independent evaluation.  The less developed a country’s securities market is, the greater the likelihood of custody problems occurring.

Currency Risk.  The Fund holds investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies.  Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of Fund shares.  Currency exchange rates can be very volatile and can change quickly and unpredictably.  As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Valuation Risk.  The sales price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology.  Because non-U.S. exchanges may be open on days when the Fund does not price its Shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s Shares.

Equity Securities Risk.  The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by the Fund participate, or factors relating to specific issuers in which the Fund invests.  Equity securities are subordinated to preferred securities and debt in a company’s capital structure with respect to priority in right to a share of corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments.  In addition, while broad market measures of equity securities have historically generated higher average returns than fixed income securities, equity securities have also experienced significantly more volatility in those returns.

Market Risk.  The prices of the securities in the Fund are subject to the risk associated with investing in the securities market, including general economic conditions and sudden and unpredictable drops in value.  An investment in the Fund may lose money.

Index Tracking Risk.  The Fund’s return may not match the return of the Index for a number of reasons.  For example, the Fund incurs a number of operating expenses not applicable to the Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index.  Because the Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the Index, the Fund’s return may deviate significantly from the return of the Index.  In addition, the Fund may not be able to invest in certain securities included in the Index, or invest in them in the exact proportions in which they are represented in the Index, due to legal restrictions or other limitations.  To the extent the Fund calculates its net asset value (“NAV”) based on fair value prices and the value of the Index is based on securities’ closing prices, the Fund’s ability to track the Index may be adversely affected.

Replication Management Risk.  An investment in the Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices.  However, because the Fund is not “actively” managed, unless a specific security is removed from the Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble.  Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

Premium/Discount Risk.  Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV.  This occurs because shares are offered and purchased at market price not at the NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholders may sustain losses.

Non-Diversified Risk.  The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single company.  As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.  The Fund may be particularly vulnerable to this risk because it seeks to replicate an index that is comprised of a limited number of securities.

Concentration Risk.  The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to the extent the Index concentrates in a particular sector or sectors or industry or group of industries.  The Fund may be subject to the risk that economic, political or other conditions that have a negative effect on that industry will negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

Securities Lending Risk.  The Fund may engage in securities lending.  Securities lending involves the risk that the fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all.  The Fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral.  These events could also trigger adverse tax consequences for the Fund.

PERFORMANCE

The Fund has not yet completed a full calendar year of investment operations and therefore does not have any performance history.  Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index.  Once available the Fund’s performance information will be accessible on the Fund’s website at www.renaissancecapital.com.

PORTFOLIO MANAGEMENT

Investment Adviser.  Renaissance Capital LLC.

Portfolio Managers.  The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser	Date Began Managing the Fund
Linda R. Killian	Portfolio Manager	October 1, 2014
William K. Smith	Head Trader	October 1, 2014

PURCHASE AND SALE OF FUND SHARES

The Fund issues and redeems Shares at NAV only in a large specified number of Shares each called a “Creation Unit,” or multiples thereof.  A Creation Unit consists of 50,000 Shares.  Creation Units are sold only to and from institutional brokers through participation agreements.

Individual Shares of the Fund may only be purchased and sold in secondary market transactions through brokers.  Shares of the Fund are listed on NYSE Arca (the “Exchange”) and because Shares trade at market prices rather than NAV, Shares of the Fund may trade at a price greater than or less than NAV.

TAX INFORMATION

The Fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for the sale of Fund Shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer, salesperson or other intermediary or its employees or associated persons to recommend the Fund over another investment.  Ask your financial adviser or visit your financial intermediary’s website for more information.